Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2009-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2009

A.	DATES					Begin	End	# days

1	Payment Date						12/15/2009
2	Collection Period					11/2/2009	11/30/2009	29
3	Monthly Interest Period-Actual					11/12/2009	12/14/2009	33
4	Monthly Interest - Scheduled					11/12/2009	12/14/2009	33

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	320,740,000.00	320,740,000.00	—	—	19,462,618.72	301,277,381.28	0.9393196
6	Class A-2 Notes	378,780,000.00	378,780,000.00	—	—	—	378,780,000.00	1.0000000
7	Class A-3 Notes	268,480,000.00	268,480,000.00	—	—	—	268,480,000.00	1.0000000
8	Class A-4 Notes	72,030,000.00	72,030,000.00	—	—	—	72,030,000.00	1.0000000
9	Total Class A Notes	1,040,030,000.00	1,040,030,000.00	0.00	0.00	19,462,618.72	1,020,567,381.28
10	Class B Notes	80,250,000.00	80,250,000.00				80,250,000.00	1.0000000

11	Total Notes	$1,120,280,000.00	1,120,280,000.00	$0.00	$0.00	$19,462,618.72	1,100,817,381.28

	Overcollateralization
12	Exchange Note	128,401,133.00	128,401,133.00				125,746,875.84
13	Series 2009-A Notes	35,330,194.00	35,330,194.00				30,904,501.28

14	Total Overcollateralization	$163,731,327.00	163,731,327.00				156,651,377.12

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
15	Class A-1 Notes	0.40263%	118,377.92	0.3690775	19,462,618.72	60.6803602	0.00
16	Class A-2 Notes	1.02000%	354,159.30	0.9350000	0.00	0.0000000	0.00
17	Class A-3 Notes	1.65000%	406,076.00	1.5125000	0.00	0.0000000	0.00
18	Class A-4 Notes	2.09000%	137,997.48	1.9158334	0.00	0.0000000	0.00
19	Total Class A Notes		1,016,610.70	0.9774821	19,462,618.72	18.7135166	0.00
20	Class B Notes	0.00000%	0.00	0.0000000	0.00	0.0000000	0.00

21	Totals		1,016,610.70	0.9074613	19,462,618.72	17.3729949	0.00

		Initial Balance	Beginning Balance				Ending Balance
22	Exchange Note Balance	1,155,610,194.00	1,155,610,194.00				1,131,721,882.56

	Reference Pool Balance Data		Initial	Current
23	Discount Rate		6.50%	6.50%
24	Aggregate Securitization Value		1,284,011,326.72	1,257,468,758.40
25	Aggregate Base Residual Value (Not Discounted)		849,070,394.63	842,261,466.77

			Units	Securitization Value
26	Securitization Value - Beginning of Period		71,051	1,284,011,326.72
27	Depreciation/Payments			(17,290,393.14)
28	Gross Credit Losses		(4)	(91,838.17)
29	Scheduled & Early Terminations		(556)	(9,035,275.73)
30	Payoff Units & Lease Reversals		(7)	(125,061.28)
31	Repurchased Leases		0	0.00

32	Securitization Value - End of Period		70,484	1,257,468,758.40

World Omni Automobile Lease Securitization Trust 2009-A						PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2009

C.	SERVICING FEE

33	Servicing Fee Due				1,070,009.44

34	Unpaid Servicing Fees - Prior Collection Periods				0.00

35	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				N/A

D.	RESERVE ACCOUNT

	Reserve Account Balances:
36	Required Reserve Account Balance (1.50% of Initial Securitization Value)				19,260,169.90
37	Beginning Reserve Account Balance				6,420,057.00
38	Ending Reserve Account Balance				19,260,169.90

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
39	Total Active Units (Excluding Inventory)	69,944	99.41%	1,247,943,646.58
40	31 - 60 Days Delinquent	413	0.59%	7,647,114.97
41	61 - 90 Days Delinquent	0	0.00%	—
42	91+ Days Delinquent	1	0.00%	11,444.97

43	Total	70,358	100.00%	1,255,602,206.52

44	Current Period Net Residual Losses/(Gains)				(29,349.13)

45	Current Period Net Credit Losses/(Gains)				26,915.90

World Omni Automobile Lease Securitization Trust 2009-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2009

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

46	Collected Amounts	34,440,473.20

47	Investment Earnings on Collection Account	1,880.26

48	Total Collected Amounts, prior to Servicer Advances	34,442,353.46

49	Servicer Advance	0.00

50	Total Collected Amounts - Available for Distribution	34,442,353.46

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

51	Servicing Fee	1,070,009.44
52	Interest on the Exchange Note - to the Trust Collection Account	2,213,956.53
53	Principal on the Exchange Note - to the Trust Collection Account	23,888,311.44
54	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,069,510.67
55	Remaining Funds Payable to Trust Collection Account	6,200,565.38

56	Total Distributions	34,442,353.46

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

57	Available Funds	33,372,344.02

58	Investment Earnings on Reserve Account	498.77

59	Reserve Account Draw Amount	0.00

60	Total Available Funds - Available for Distribution	33,372,842.79

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

61	Administration Fee	53,500.47
62	Class A Noteholders’s Interest Distributable Amount	1,016,610.70
63	Noteholders’ First Priority Principal Distributable Amount	0.00
64	Class B Noteholders's Interest Distributable Amount	0.00
65	Noteholders’ Second Priority Principal Distributable Amount	0.00
66	Amount to Reinstate Reserve Account to Required Reserve Account Balance	12,840,112.90
67	Noteholders’ Regular Principal Distributable Amount	19,462,618.72
68	Remaining Funds Payable to Certificateholder	0.00

69	Total Distributions	33,372,842.79